UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-490

Oppenheimer Equity Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2016 Unaudited

	Shares	Value
Common Stocks—98.4%
Consumer Discretionary—13.7%
Auto Components—0.7%
Johnson Controls, Inc.	270,553	$10,543,451
Automobiles—0.4%
Ford Motor Co.	397,960	5,372,460
Hotels, Restaurants & Leisure—2.1%
Carnival Corp.	227,430	12,001,481
McDonald’s Corp.	85,790	10,782,087
Starbucks Corp.	139,880	8,350,836
		31,134,404
Household Durables—1.1%
Lennar Corp., Cl. A	127,500	6,165,900
Whirlpool Corp.	51,460	9,280,297
		15,446,197
Internet & Catalog Retail—1.7%
Amazon.com, Inc.[1]	34,713	20,607,025
Netflix, Inc.[1]	36,200	3,700,726
		24,307,751
Leisure Products—0.6%
Hasbro, Inc.	117,910	9,444,591
Media—2.6%
CBS Corp., Cl. B	165,480	9,116,293
Comcast Corp., Cl. A	99,090	6,052,417
DISH Network Corp., Cl. A1	95,300	4,408,578
Walt Disney Co. (The)	181,360	18,010,862
		37,588,150
Multiline Retail—0.5%
Kohl’s Corp.	51,960	2,421,856
Macy’s, Inc.	49,920	2,200,973
Nordstrom, Inc.	41,130	2,353,047
		6,975,876
Specialty Retail—2.7%
Bed Bath & Beyond, Inc.[1]	36,340	1,803,918
Foot Locker, Inc.	81,760	5,273,520
Home Depot, Inc. (The)	72,720	9,703,030
O’Reilly Automotive, Inc.[1]	26,570	7,271,146
TJX Cos., Inc. (The)	174,930	13,705,765

	Shares	Value
Specialty Retail (Continued)
Williams-Sonoma, Inc.	43,560	$2,384,474
		40,141,853
Textiles, Apparel & Luxury Goods—1.3%
Coach, Inc.	71,140	2,852,002
NIKE, Inc., Cl. B	264,080	16,232,998
		19,085,000
Consumer Staples—8.5%
Beverages—2.9%
Coca-Cola Co. (The)	236,490	10,970,771
Constellation Brands, Inc., Cl. A	101,340	15,311,461
Dr Pepper Snapple Group, Inc.	52,420	4,687,396
Molson Coors Brewing Co., Cl. B	45,700	4,395,426
PepsiCo, Inc.	61,917	6,345,254
		41,710,308
Food & Staples Retailing—3.8%
Costco Wholesale Corp.	89,850	14,158,563
CVS Health Corp.	108,250	11,228,772
Kroger Co. (The)	238,320	9,115,740
Walgreens Boots Alliance, Inc.	146,570	12,347,057
Wal-Mart Stores, Inc.	131,010	8,972,875
		55,823,007
Food Products—0.4%
Hormel Foods Corp.	148,150	6,406,006
Household Products—1.0%
Procter & Gamble Co. (The)	168,370	13,858,535
Tobacco—0.4%
Philip Morris International, Inc.	42,980	4,216,768
Reynolds American, Inc.	37,028	1,862,879
		6,079,647
Energy—8.0%
Energy Equipment & Services—0.6%
Halliburton Co.	25,653	916,325
Schlumberger Ltd.	104,654	7,718,233
		8,634,558

1      OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Oil, Gas & Consumable Fuels—7.4%
Anadarko Petroleum Corp.	283,851	$13,218,941
Apache Corp.	260,938	12,736,384
BP plc, Sponsored ADR	303,774	9,167,899
Chesapeake Energy Corp.	213,248	878,582
Chevron Corp.	39,179	3,737,676
ConocoPhillips	258,092	10,393,365
Continental Resources, Inc.[1]	98,358	2,986,149
Enbridge, Inc.	227,321	8,845,060
EOG Resources, Inc.	161,041	11,688,356
Newfield Exploration Co.[1]	159,851	5,315,046
Phillips 66	80,425	6,964,001
Pioneer Natural Resources Co.	16,484	2,319,958
Suncor Energy, Inc.	699,430	19,451,148
		107,702,565
Financials—13.3%
Capital Markets—2.2%
BlackRock, Inc., Cl. A	25,710	8,756,055
Charles Schwab Corp. (The)	247,150	6,925,143
Goldman Sachs Group, Inc. (The)	37,097	5,823,487
Morgan Stanley	223,420	5,587,734
T. Rowe Price Group, Inc.	59,420	4,364,993
		31,457,412
Commercial Banks—4.8%
Bank of America Corp.	1,480,850	20,021,092
Citigroup, Inc.	485,660	20,276,305
JPMorgan Chase & Co.	499,040	29,553,149
		69,850,546
Consumer Finance—2.6%
Ally Financial, Inc.[1]	1,280,520	23,971,334
Synchrony Financial[1]	492,180	14,105,879
		38,077,213
Diversified Financial Services—0.2%
Intercontinental Exchange, Inc.	11,240	2,642,974

	Shares	Value
Insurance—2.0%
American International Group, Inc.	372,930	$20,156,866
Aon plc	87,290	9,117,441
		29,274,307
Real Estate Investment Trusts (REITs)—1.5%
Crown Castle International Corp.	38,760	3,352,740
Digital Realty Trust, Inc.	46,040	4,074,080
Equity Residential	89,680	6,728,690
Public Storage	28,869	7,962,936
		22,118,446
Health Care—12.8%
Biotechnology—3.5%
Amgen, Inc.	33,620	5,040,647
Biogen, Inc.[1]	98,500	25,641,520
Celgene Corp.[1]	66,996	6,705,630
Gilead Sciences, Inc.	74,710	6,862,861
Regeneron Pharmaceuticals, Inc.[1]	5,210	1,877,892
Vertex Pharmaceuticals, Inc.[1]	72,925	5,796,808
		51,925,358
Health Care Equipment & Supplies—0.7%
Hologic, Inc.[1]	25,780	889,410
Medtronic plc	28,830	2,162,250
Zimmer Biomet Holdings, Inc.	64,680	6,896,828
		9,948,488
Health Care Providers & Services—1.9%
Cardinal Health, Inc.	81,400	6,670,730
HCA Holdings, Inc.[1]	29,382	2,293,265
UnitedHealth Group, Inc.	143,987	18,559,924
		27,523,919
Life Sciences Tools & Services—0.4%
Thermo Fisher Scientific, Inc.	37,420	5,298,298
Pharmaceuticals—6.3%
Allergan plc[1]	135,690	36,368,991
Bristol-Myers Squibb Co.	183,500	11,721,980
Eli Lilly & Co.	106,970	7,702,909
Pfizer, Inc.	691,670	20,501,099

2      OPPENHEIMER EQUITY FUND

	Shares	Value
Pharmaceuticals (Continued)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	295,863	$15,831,629
		92,126,608
Industrials—8.9%
Aerospace & Defense—0.9%
Lockheed Martin Corp.	41,730	9,243,195
TransDigm Group, Inc.[1]	14,570	3,210,354
		12,453,549
Air Freight & Couriers—0.5%
FedEx Corp.	33,520	5,454,374
XPO Logistics, Inc.[1]	65,440	2,009,008
		7,463,382
Airlines—0.3%
Delta Air Lines, Inc.	93,860	4,569,105
Building Products—0.5%
A.O. Smith Corp.	47,360	3,614,042
Allegion plc	63,083	4,019,018
		7,633,060
Commercial Services & Supplies—0.7%
Cintas Corp.	54,870	4,927,875
Waste Management, Inc.	86,610	5,109,990
		10,037,865
Electrical Equipment—1.3%
Acuity Brands, Inc.	21,220	4,628,931
Eaton Corp. plc	217,419	13,601,732
		18,230,663
Industrial Conglomerates—1.7%
Danaher Corp.	268,064	25,428,551
Machinery—1.5%
Caterpillar, Inc.	33,150	2,537,301
Ingersoll-Rand plc	56,650	3,512,866
Parker-Hannifin Corp.	71,794	7,974,878
Stanley Black & Decker, Inc.	22,720	2,390,371
Wabtec Corp.	58,880	4,668,595
		21,084,011
Professional Services—1.0%
Nielsen Holdings plc	279,170	14,701,092
Road & Rail—0.5%
CSX Corp.	217,460	5,599,595

	Shares	Value
Road & Rail (Continued)
J.B. Hunt Transport Services, Inc.	24,800	$2,089,152
		7,688,747
Information Technology—28.2%
Electronic Equipment, Instruments, & Components—0.8%
TE Connectivity Ltd.	187,130	11,587,090
Internet Software & Services—8.3%
Alphabet, Inc., Cl. A1	62,720	47,849,088
Alphabet, Inc., Cl. C1	17,510	13,044,075
eBay, Inc.[1]	610,990	14,578,221
Facebook, Inc., Cl. A1	275,720	31,459,652
LinkedIn Corp., Cl. A1	124,860	14,277,741
		121,208,777
IT Services—4.8%
First Data Corp., Cl. A1	790,230	10,225,576
MasterCard, Inc., Cl. A	225,670	21,325,815
PayPal Holdings, Inc.[1]	799,490	30,860,314
Visa, Inc., Cl. A	95,750	7,322,960
		69,734,665
Semiconductors & Semiconductor Equipment—3.6%
Broadcom Ltd.	168,602	26,049,009
Micron Technology, Inc.[1]	315,159	3,299,715
NVIDIA Corp.	354,810	12,641,880
NXP Semiconductors NV1	42,670	3,459,257
Texas Instruments, Inc.	125,170	7,187,261
		52,637,122
Software—7.9%
Activision Blizzard, Inc.	606,290	20,516,854
Check Point Software Technologies Ltd.[1]	68,200	5,965,454
Electronic Arts, Inc.[1]	282,960	18,706,486
Microsoft Corp.	666,120	36,789,808
Oracle Corp.	607,820	24,865,916

3      OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Software (Continued)
Synopsys, Inc.[1]	184,876	$8,955,393
		115,799,911
Technology Hardware, Storage & Peripherals—2.8%
Apple, Inc.	315,560	34,392,884
Western Digital Corp.	132,750	6,271,110
		40,663,994
Materials—2.3%
Chemicals—1.4%
Albemarle Corp.	109,900	7,025,907
Eastman Chemical Co.	119,910	8,661,100
Mosaic Co. (The)	41,890	1,131,030
Sherwin-Williams Co. (The)	12,490	3,555,528
		20,373,565
Construction Materials—0.3%
Vulcan Materials Co.	47,620	5,027,243
Paper & Forest Products—0.6%
Louisiana-Pacific Corp.[1]	471,910	8,079,099
Telecommunication Services—0.9%
Diversified Telecommunication Services—0.6%
Verizon Communications, Inc.	166,575	9,008,376

	Shares	Value
Wireless Telecommunication Services—0.3%
T-Mobile US, Inc.[1]	125,580	$4,809,714
Utilities—1.8%
Electric Utilities—1.7%
Edison International	266,508	19,159,260
NextEra Energy, Inc.	21,910	2,592,830
PG&E Corp.	44,040	2,630,069
		24,382,159
Multi-Utilities—0.1%
WEC Energy Group, Inc.	24,790	1,489,135
Total Common Stocks (Cost $1,238,224,325)		1,434,588,803
Investment Company—1.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.46%[2,3] (Cost $26,887,500)	26,887,500	26,887,500
Total Investments, at Value (Cost $1,265,111,825)	100.2%	1,461,476,303
Net Other Assets (Liabilities)	(0.2)	(3,386,398)
Net Assets	100.0%	$1,458,089,905

Footnotes to Statement of Investments

1.	Non-income producing security.
2.	Rate shown is the 7-day yield at period end.
3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2015	Gross Additions	Gross Reductions	Shares March 31, 2016
Oppenheimer Institutional Money Market Fund, Cl. E	6,964,088	79,528,361	59,604,949	26,887,500

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$26,887,500	$20,404

4      OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS March 31, 2016 Unaudited

1. Organization

Oppenheimer Equity Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

5      OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

6      OPPENHEIMER EQUITY FUND

3. Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based

7      OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered are not assigned a level, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$200,039,733	$—	$—	$200,039,733
Consumer Staples	123,877,503	—	—	123,877,503
Energy	116,337,123	—	—	116,337,123
Financials	193,420,898	—	—	193,420,898
Health Care	186,822,671	—	—	186,822,671
Industrials	129,290,025	—	—	129,290,025
Information Technology	411,631,559	—	—	411,631,559
Materials	33,479,907	—	—	33,479,907
Telecommunication Services	13,818,090	—	—	13,818,090
Utilities	25,871,294	—	—	25,871,294
Investment Company	26,887,500	—	—	26,887,500

Total Assets	$1,461,476,303	$—	$—	$1,461,476,303

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

8      OPPENHEIMER EQUITY FUND

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and

9      OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,274,509,798

Gross unrealized appreciation	$230,272,527
Gross unrealized depreciation	(43,306,022)

Net unrealized appreciation	$186,966,505

10      OPPENHEIMER EQUITY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/13/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/13/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/13/2016